Taxes - Schedule of Components of the Income Tax Provision (Benefit) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Current tax provision	$ 269,225	$ 168,888	$ 432,343	$ 120,794
Deferred tax provision (benefit)	(19,459)	3,319	(5,149)	61,484
Income tax provision	249,766	172,206	427,194	182,278
Cayman Islands [Member]
Current tax provision
Deferred tax provision (benefit)
Hong Kong [Member]
Current tax provision
Deferred tax provision (benefit)
China [Member]
Current tax provision	269,225	168,888	432,343	120,794
Deferred tax provision (benefit)	$ (19,459)	$ 3,318	$ (5,149)	$ 61,484